UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 4.3%
	COMMUNICATIONS – 0.5%
2,000	Walt Disney Co.	$181,920

	CONSUMER DISCRETIONARY – 0.5%
2,000	Alibaba Group Holding Ltd. - ADR* 1	178,160

	FINANCIALS – 1.9%
5,000	Berkshire Hathaway, Inc. - Class B*	719,550

	HEALTH CARE – 0.7%
2,700	Johnson & Johnson	270,378

	TECHNOLOGY – 0.7%
800	Apple, Inc.	93,728
500	International Business Machines Corp.	76,655
2,200	Microsoft Corp.	88,880
		259,263

	TOTAL COMMON STOCKS (Cost $1,671,566)	1,609,271

	EXCHANGE-TRADED FUNDS – 39.2%
5,000	Consumer Discretionary Select Sector SPDR Fund	349,950
3,500	Consumer Staples Select Sector SPDR Fund	168,070
3,200	Energy Select Sector SPDR Fund	241,760
13,500	First Trust Consumer Staples AlphaDEX Fund	573,345
7,500	Health Care Select Sector SPDR Fund	519,525
5,000	iShares 7-10 Year Treasury Bond ETF	552,750
6,000	iShares iBoxx Investment Grade Corporate Bond ETF	743,340
13,200	iShares Select Dividend ETF	1,042,800
10,000	Market Vectors Gold Miners ETF	222,900
15,000	PIMCO Total Return Active Exchange-Traded Fund	1,659,300
14,200	Powershares QQQ Trust Series 1	1,435,620
17,500	PowerShares S&P 500 Low Volatility Portfolio	659,225
9,650	ProShares S&P 500 Dividend Aristocrats ETF	470,341
29,800	SPDR S&P 500 ETF Trust	5,944,206
10,000	WisdomTree India Earnings Fund	234,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,938,249)	14,817,632

	MUTUAL FUNDS – 41.2%
165,289	Angel Oak Multi-Strategy Income Fund - Class Institutional	1,995,041
362,198	DoubleLine Total Return Bond Fund - Class I	4,016,774
172,815	Gotham Absolute Return Fund - Class Institutional	2,326,091
52,724	Gotham Neutral Fund - Class Institutional	566,257
125,699	Metropolitan West Unconstrained Bond Fund - Class I	1,498,328
28,225	MFS International Value Fund - Class I	1,000,847
257,842	PIMCO Income Fund - Class Institutional	3,166,302

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	MUTUAL FUNDS (Continued)
67,295	Westwood Income Opportunity Fund - Class Institutional	$975,774
	TOTAL MUTUAL FUNDS (Cost $15,797,609)	15,545,414

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.8%
	PUT OPTIONS – 0.8%
	SPDR S&P 500 ETF Trust
450	Exercise Price: $198.00, Expiration Date: April 18, 2015	292,500
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $221,191)	292,500

Number of Shares

	SHORT-TERM INVESTMENTS – 4.3%
1,628,534	Fidelity Institutional Treasury Portfolio, 0.01%[2]	1,628,534
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,628,534)	1,628,534

	TOTAL INVESTMENTS –89.8% (Cost $34,257,149)	33,893,351
	Other Assets in Excess of Liabilities – 10.2%	3,862,523

	TOTAL NET ASSETS –100.0%	$37,755,874

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	Powershares QQQ Trust Series 1
(100)	Exercise Price: $108.00, Expiration Date: April 18, 2015	(7,100)
	SPDR S&P 500 ETF Trust
(290)	Exercise Price: $210.00, Expiration Date: April 18, 2015	(43,210)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $55,766)	(50,310)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

All Terrain Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
The All Terrain Opportunity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide capital appreciation with positive returns in all market conditions. The Fund currently offers three classes of shares: Class A, Class C, and Class I. The Fund commenced investment operations on November 3, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

All Terrain Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At January 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$34,257,149
Gross unrealized appreciation	$181,247
Gross unrealized depreciation	(545,045)
Net unrealized depreciation on investments	$(363,798)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

All Terrain Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$1,609,271	$-	$-	$1,609,271
Exchange-Traded Funds	14,817,632	-	-	14,817,632
Mutual Funds	15,545,414	-	-	15,545,414
Purchased Options Contracts	292,500	-	-	292,500
Short-Term Investments	1,628,534	-	-	1,628,534
Total Assets	$33,893,351	$-	$-	$33,893,351

Liabilities
Written Options Contracts	$50,310	$-	$-	$50,310
Total Liabilities	$50,310	$-	$-	$50,310

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	3/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	3/27/2015

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	3/27/2015

* Print the name and title of each signing officer under his or her signature.